UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectus online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb 28, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2013 to Feb. 28, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*

Actual Fund return†
Class A	$1,000.00	$1,054.50	0.90%	$4.58
Class B	1,000.00	1,054.40	0.90%	4.58
Class C	1,000.00	1,050.40	1.65%	8.39
Institutional Class**	1,000.00	1,031.40	0.65%	1.09

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,020.33	0.90%	4.51
Class C	1,000.00	1,016.61	1.65%	8.25
Institutional Class**	1,000.00	1,021.57	0.65%	3.26

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*

Actual Fund return†
Class A	$1,000.00	$1,044.70	0.84%	$4.26
Class C	1,000.00	1,040.30	1.69%	8.55
Institutional Class**	1,000.00	1,024.60	0.69%	1.15

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.41	1.69%	8.45
Institutional Class**	1,000.00	1,021.37	0.69%	3.46

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*

Actual Fund return†
Class A	$1,000.00	$1,054.10	0.89%	$4.53
Class B	1,000.00	1,052.30	1.04%	5.29
Class C	1,000.00	1,050.10	1.64%	8.34
Institutional Class**	1,000.00	1,032.20	0.64%	1.07

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class B	1,000.00	1,019.64	1.04%	5.21
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class**	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	The Institutional Class shares commenced on Dec. 31, 2013. The actual ending account value and the expenses paid during period reflect a shorter period of 60 days. The hypothetical example assumes the entire half year period.

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds	98.64%
Corporate-Backed Revenue Bonds	3.65%
Education Revenue Bonds	8.18%
Electric Revenue Bonds	4.05%
Healthcare Revenue Bonds	40.21%
Housing Revenue Bonds	5.68%
Lease Revenue Bonds	4.22%
Local General Obligation Bonds	8.55%
Pre-Refunded / Escrowed to Maturity Bonds	11.13%
Special Tax Revenue Bonds	2.64%
State General Obligation Bonds	4.02%
Transportation Revenue Bonds	3.27%
Water & Sewer Revenue Bonds	3.04%

Short-Term Investment	0.08%

Total Value of Securities	98.72%

Receivables and Other Assets Net of Liabilities	1.28%

Total Net Assets	100.00%

Security type / sector allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds	97.89%
Corporate-Backed Revenue Bonds	3.48%
Education Revenue Bonds	14.54%
Electric Revenue Bonds	6.81%
Healthcare Revenue Bonds	35.12%
Housing Revenue Bonds	1.51%
Lease Revenue Bonds	4.94%
Local General Obligation Bonds	12.30%
Pre-Refunded / Escrowed to Maturity Bonds	4.05%
Special Tax Revenue Bonds	2.76%
State General Obligation Bonds	5.58%
Transportation Revenue Bonds	5.39%
Water & Sewer Revenue Bond	1.41%

Short-Term Investments	1.15%

Total Value of Securities	99.04%

Receivables and Other Assets Net of Liabilities	0.96%

Total Net Assets	100.00%

Security type / sector allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds	97.73%
Corporate-Backed Revenue Bonds	4.07%
Education Revenue Bonds	12.10%
Electric Revenue Bonds	5.27%
Healthcare Revenue Bonds	43.05%
Housing Revenue Bonds	8.52%
Lease Revenue Bonds	3.89%
Local General Obligation Bonds	8.84%
Pre-Refunded Bond	0.84%
Special Tax Revenue Bonds	5.66%
State General Obligation Bonds	1.64%
Transportation Revenue Bonds	3.85%

Short-Term Investments	0.78%

Total Value of Securities	98.51%

Receivables and Other Assets Net of Liabilities	1.49%

Total Net Assets	100.00%

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.64%

Corporate-Backed Revenue Bonds – 3.65%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,001,448
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,496,960
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	7,530,000	6,041,093

		20,539,501

Education Revenue Bonds – 8.18%
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,529,435
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	290,000	292,735
Series A 5.75% 8/1/44	760,000	767,083
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/20	1,060,000	1,269,371
Series A 5.00% 10/1/21	1,340,000	1,606,419
Series A 5.00% 10/1/28	8,900,000	9,959,812
Series A 5.00% 10/1/29 (NATL-RE)	5,665,000	5,996,856
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,254,638
Series 6-J1 5.00% 5/1/36	2,225,000	2,226,736
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,527,450
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,102,380
Series 7-D 5.00% 3/1/30	1,500,000	1,647,690
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,474,369
Series 7-Q 5.00% 10/1/23	350,000	391,619
Series 7-Q 5.00% 10/1/24	475,000	524,210
Series 7-Q 5.00% 10/1/27	200,000	213,140
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,926,342
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,383,200
Series 7-A 5.00% 10/1/39	2,000,000	2,101,800
Series 7-U 5.00% 4/1/23	550,000	645,810
University of Minnesota
Series D 5.00% 12/1/27	1,000,000	1,146,290

		45,987,385

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds – 4.05%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	$3,145,080
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	769,454
Series A 5.00% 12/1/19	520,000	611,229
Minnesota Municipal Power Agency Electric Revenue 5.00% 10/1/35	3,000,000	3,145,080
Series A 5.00% 10/1/34	4,750,000	4,859,155
Series A 5.125% 10/1/29	3,000,000	3,072,270
Northern Minnesota Municipal Power Agency
Series A 5.00% 1/1/25	125,000	141,636
Series A 5.00% 1/1/26	425,000	476,361
Series A 5.00% 1/1/31	520,000	564,226
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	343,719
Series B 5.00% 12/1/28	275,000	318,090
Series B 5.00% 12/1/31	1,365,000	1,543,201
Series B 5.00% 12/1/33	300,000	334,941
Southern Minnesota Municipal Power Agency Power Supply Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL-RE) ^	5,000,000	3,432,400

		22,756,842

Healthcare Revenue Bonds – 40.21%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,111,256
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,553,340
6.20% 7/1/45	2,000,000	2,063,740
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	993,890
Series A 7.00% 11/1/46	1,220,000	1,196,808
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,014,738
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	2,700,000	2,703,456

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	$2,517,700
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	659,920
Series A 5.00% 4/1/40	705,000	632,209
Series A 5.00% 4/1/48	315,000	276,642
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	1,887,722
6.00% 6/15/39	3,570,000	3,649,147
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,260,288
5.40% 8/1/40	1,000,000	1,010,680
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	506,025
4.00% 4/1/25	660,000	665,207
4.00% 4/1/31	140,000	133,316
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,621,320
5.25% 5/1/37	2,950,000	2,986,728
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	211,801
Series A 6.625% 11/15/28	3,000,000	3,546,750
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,321,591
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,528,050
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,788,428
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,016,243
Minneapolis National Marrow Donor Program Revenue 4.875% 8/1/25	6,430,000	6,532,880
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	2,797,685
Series A 5.25% 8/15/35	2,085,000	2,233,348
(Health Partners Obligation Group Project) 5.875% 12/1/29	395,000	396,327

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	$1,894,867
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,032,204
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,640,650
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,745,101
Un-Refunded Balance
5.75% 11/15/26 (NATL-RE)	180,000	180,261
6.375% 11/15/29	15,000	15,068
Northfield Hospital & Skilled Nursing Revenue 5.375% 11/1/26	3,785,000	3,870,692
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	434,799
Series A 5.00% 11/1/32	330,000	326,816
Series A 5.00% 11/1/42	1,250,000	1,187,875
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,496,399
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,101,495
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	5,180,000	5,073,396
Series A 4.00% 11/15/30 —	750,000	842,843
Series D Remarketing 5.00% 11/15/38	6,405,000	6,829,075
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	335,787
5.00% 7/1/33	650,000	692,387
5.875% 7/1/30	1,850,000	2,038,682
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,265,370
Series A 5.30% 9/1/37	1,200,000	1,117,416
Series A 6.375% 9/1/42	2,435,000	2,518,350
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,224,167
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,011,220
5.25% 9/1/34	7,000,000	7,023,240

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	$1,502,550
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,077,440
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,397,800
Series A 5.00% 5/1/25	1,035,000	1,074,030
Series A 5.125% 5/1/30	9,350,000	10,119,225
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	18,037,635
Series C 5.50% 7/1/23	3,000,000	3,261,000
Series C 5.625% 7/1/26	1,925,000	2,079,096
Series C 5.75% 7/1/30	5,035,000	5,374,409
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,504,898
Series A-1 5.25% 11/15/29	5,605,000	6,108,665
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	8,081,621
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project)
6.00% 11/15/30	4,000,000	4,096,240
6.00% 11/15/35	10,340,000	10,561,379
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,143,880
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,740,803
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	499,300
Series A 5.375% 5/1/43	500,000	481,965
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,004,640
Washington County Housing & Redevelopment Authority
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,425,300

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	$1,068,585
Series A 5.75% 11/1/39	2,365,000	2,417,716
Series A 6.00% 5/1/47	3,685,000	3,809,590
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	864,314
4.65% 7/1/26	540,000	548,532

		225,996,008

Housing Revenue Bonds – 5.68%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	700,000	700,742
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,910,000	8,093,196
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	1,170,000	1,171,638
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT) —	2,035,000	2,041,125
Series I 4.85% 7/1/38 (AMT)	1,480,000	1,489,339
Series I 5.15% 7/1/38 (AMT)	4,455,000	4,492,823
Series L 5.10% 7/1/38 (AMT)	8,345,000	8,783,279
Series M 4.875% 7/1/37 (AMT)	2,315,000	2,330,441
Minnesota Housing Finance Agency Homeownership Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,225,000	2,355,786
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	485,000	485,674

		31,944,043

Lease Revenue Bonds – 4.22%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,366,600
Series A 5.00% 6/1/43	3,835,000	4,142,951
Series B 4.00% 3/1/26	6,595,000	7,051,902
Series B 5.00% 3/1/28	2,500,000	2,844,700
Series B 5.00% 3/1/29	3,475,000	3,925,603
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research) 5.00% 8/1/35	3,960,000	4,363,168

		23,694,924

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds – 8.55%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	$575,155
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,423,436
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,098,195
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,241,268
Series C 5.00% 3/1/28	5,000,000	5,457,900
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,087,920
Sartell - St. Stephen Independent School District No. 748 Capital Appreciation
Series B 6.05% 2/1/15 (NATL-RE) ^	1,075,000	1,069,786
Series B 6.10% 2/1/16 (NATL-RE) ^	1,750,000	1,725,903
Shakopee Independent School District No. 720
(School Building) Crossover 5.00% 2/1/21	1,000,000	1,196,330
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,788,600
Series A 4.75% 2/1/26	3,600,000	3,960,144
Series A 4.75% 2/1/27	2,300,000	2,496,765
St. Paul Independent School District No. 625
(School Building)
Series B 5.00% 2/1/20	1,140,000	1,364,101
Series B 5.00% 2/1/23	1,660,000	1,995,220
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,038,600
5.125% 12/1/24	1,000,000	1,014,300
Willmar City
(Rice Memorial Hospital Project) Series A 5.00% 2/1/25	2,210,000	2,519,533

		48,053,156

Pre-Refunded / Escrowed to Maturity Bonds – 11.13%§
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue 8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	474,506
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,982,510
(Bloomington Single Family Residential Mortgage)
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,492,392

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds§ (continued)
Prior Lake-Savage Independent School District No. 719
(School Building) Series B 5.00% 2/1/19-15 (AGM)	3,145,000	$3,286,179
Southern Minnesota Municipal Power Agency Power Supply Revenue
Series A 5.75% 1/1/18	2,815,000	2,982,549
Series A 5.75% 1/1/18 (AMBAC) (TCRS)	490,000	519,165
Series A 5.75% 1/1/18 (NATL-RE) (IBC)	745,000	789,342
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	7,000,000	7,122,990
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	15,118,000
Western Minnesota Municipal Power Agency
Series A 9.75% 1/1/16 (NATL-RE)	715,000	809,180

		62,576,813

Special Tax Revenue Bonds – 2.64%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,408,847
Series B 5.00% 12/15/20	1,000,000	1,145,130
Series B 5.00% 12/15/24	1,150,000	1,311,713
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,326,730
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	985,610
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,344,387
5.00% 6/1/25	2,000,000	2,300,240

		14,822,657

State General Obligation Bonds – 4.02%
Minnesota
Series A 5.00% 10/1/24	4,625,000	5,456,668
Series A 5.00% 10/1/27	5,280,000	6,102,518
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,705,250
(Various Purposes)
Series A 4.00% 8/1/27	1,000,000	1,074,070
Series F 5.00% 10/1/22	3,500,000	4,265,625

		22,604,131

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 3.27%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	$1,358,900
Series B 5.00% 1/1/31	1,750,000	1,899,205
Subordinate
Series B 5.00% 1/1/26	575,000	646,892
Series B 5.00% 1/1/27	1,160,000	1,292,252
Series B 5.00% 1/1/28	2,750,000	3,037,568
Series B 5.00% 1/1/29	120,000	131,684
Series B 5.00% 1/1/30	1,675,000	1,827,325
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,029,605
Series A 5.00% 8/1/35	1,145,000	1,213,803
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,591,200
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,327,104

		18,355,538

Water & Sewer Revenue Bonds – 3.04%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,552,736
Series B 5.00% 9/1/22	2,125,000	2,597,579
Series B 5.00% 9/1/25	3,245,000	3,819,300
Series E 5.00% 9/1/22	2,745,000	3,355,460
Series E 5.00% 9/1/23	2,000,000	2,392,060
Series E 5.00% 9/1/24	2,000,000	2,371,220

		17,088,355

Total Municipal Bonds (cost $529,519,895)		554,419,353

	Number of Shares

Short-Term Investment – 0.08%

Money Market Instrument – 0.08%
Minnesota Municipal Cash Trust	457,364	457,364

Total Short-Term Investment (cost $457,364)		457,364

Total Value of Securities – 98.72% (cost $529,977,259)		$554,876,717

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation Collateral

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

IBC – Insured Bond Certificate

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

VA – Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.89%

Corporate-Backed Revenue Bonds – 3.48%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,695,356
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	702,840
Minneapolis Community Planning & Economic Development Agency
(Limited Tax Common Bond Fund) Series 4 6.20% 6/1/17 (AMT)	295,000	298,118
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	1,125,000	902,554

		3,598,868

Education Revenue Bonds – 14.54%
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	210,000	211,980
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,136,210
Series A 5.00% 10/1/28	1,000,000	1,119,080
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,115,910
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	262,210
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	774,338
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	482,486
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	356,356
Series 6-U 4.50% 10/1/23	265,000	287,456
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,044,990
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,636,174
Series 6-X 5.00% 4/1/24	1,000,000	1,116,400
Series 7-U 4.00% 4/1/26	1,400,000	1,476,146
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,180,230
Series D 5.00% 12/1/26	1,000,000	1,151,850
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,662,645

		15,014,461

Electric Revenue Bonds – 6.81%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,259,819

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/23	1,000,000	$1,136,920
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,176,670
Minnesota Municipal Power Agency Electric Revenue 5.25% 10/1/21	1,000,000	1,074,000
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,040,560
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,122,420
Series A 5.00% 1/1/25	200,000	226,618

		7,037,007

Healthcare Revenue Bonds – 35.12%
Anoka Health Care Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	750,000	749,902
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	122,040
Series A 5.00% 4/1/40	125,000	112,094
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	750,000	765,292
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	510,085
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	269,544
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,773,375
Series B 6.50% 11/15/38 (ASSURED GTY)	1,530,000	1,773,714
Minneapolis National Marrow Donor Program Revenue 5.00% 8/1/17	1,205,000	1,315,703
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,110,060
(Health Partners Obligation Group project) 6.00% 12/1/17	850,000	852,915

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	$1,001,970
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,805,225
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,893
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	991,639
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 •	500,000	561,895
Series C 4.50% 11/15/38 •	3,235,000	3,725,458
(Olmsted Medical Center Project)
5.00% 7/1/19	415,000	482,334
5.125% 7/1/20	1,000,000	1,120,030
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,085,837
Series A 6.125% 9/1/30	845,000	873,460
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	521,404
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	547,465
Series A 5.125% 5/1/30	2,500,000	2,705,675
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,062,550
Series C 5.625% 7/1/26	2,500,000	2,700,125
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,222,040
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	501,490
5.00% 2/1/27	1,000,000	1,040,110
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,040,610
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	458,910

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series B 4.875% 5/1/19	1,000,000	$1,003,660

		36,282,504

Housing Revenue Bonds – 1.51%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,225,000	1,226,715
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,601

		1,557,316

Lease Revenue Bonds – 4.94%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,202,608
Series A 5.00% 6/1/43	715,000	772,414
Series B 5.00% 3/1/27	1,000,000	1,146,690
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,086,490
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	892,082

		5,100,284

Local General Obligation Bonds – 12.30%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	557,595
Anoka-Hennepin Independent School District No.11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,132,570
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,883,223
Hennepin County
Series B 4.00% 12/1/20	500,000	576,470
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,087,410
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	613,553
Series C 5.00% 3/1/28	1,000,000	1,091,580
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,618,395
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,216,097
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	796,703

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	$1,132,780

		12,706,376

Pre-Refunded / Escrowed to Maturity Bonds – 4.05%§
Minnesota Public Facilities Authority Water Pollution Control Revenue
Series C 5.00% 3/1/18-15	1,000,000	1,048,660
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,527,630
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,125,440
Series A 5.75% 7/1/18	400,000	482,512

		4,184,242

Special Tax Revenue Bonds – 2.76%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	410,319
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,335,742
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,101,570

		2,847,631

State General Obligation Bonds – 5.58%
Minnesota
5.00% 8/1/15	2,000,000	2,138,520
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	480,304
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,199,400
Series D 4.00% 8/1/17	645,000	721,245
Series F 5.00% 10/1/22	1,000,000	1,218,750

		5,758,219

Transportation Revenue Bonds – 5.39%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,390,183
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,141,480
Series B 5.00% 1/1/26	710,000	798,771
Series B 5.00% 1/1/31	750,000	813,945
Series C 5.00% 1/1/21	275,000	316,580
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,107,810

		5,568,769

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bond – 1.41%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	$1,459,569

		1,459,569

Total Municipal Bonds (cost $96,620,985)		101,115,246

	Number of Shares

Short-Term Investments – 1.15%

Money Market Instrument – 0.13%
Minnesota Municipal Cash Trust	140,555	140,555

		140,555

	Principal amount°
Variable Rate Demand Notes – 1.02%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series B-1
0.01% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)•	250,000	250,000
Series B-2
0.03% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	800,000	800,000

		1,050,000

Total Short-Term Investments (cost $1,190,555)		1,190,555

Total Value of Securities – 99.04% (cost $97,811,540)		$102,305,801

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $410,319, which represents 0.40% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in “Notes to financial statements.”

(Unaudited)

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.73%

Corporate-Backed Revenue Bonds – 4.07%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,700,545
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,639,960
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	2,255,000	1,809,119

		6,149,624

Education Revenue Bonds – 12.10%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	518,170
Deephaven Eagle Ridge Academy Project
Series A 5.50% 7/1/43	500,000	492,090
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,008,410
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.75% 8/1/44	290,000	292,703
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	701,666
Series 6-J1 5.00% 5/1/36	1,000,000	1,000,780
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,516,470
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,122,383
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,010,830
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	354,780
Series 7-Q 5.00% 10/1/26	280,000	300,023
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	855,773
(St. Olaf)
Series 6-O 4.50% 10/1/32	1,000,000	1,005,920
Series 6-O 5.00% 10/1/22	1,000,000	1,105,320
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	767,190
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,628,130
Series 7-A 5.00% 10/1/39	1,000,000	1,050,900
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,578,420

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	1,000,000	$863,520
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,114,500

		18,287,978

Electric Revenue Bonds – 5.27%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,567,665
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,069,700
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	572,673
Series A 5.00% 12/1/26	360,000	405,353
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,813,195
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,152,210
Series A 5.00% 1/1/24	335,000	384,021

		7,964,817

Healthcare Revenue Bonds – 43.05%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	711,264
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,618,634
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,041,350
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	1,001,810
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,014,160
Cloquet Housing Facilities
(HADC Cloquet project) Series A 5.00% 8/1/48	850,000	783,301
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	180,800
Series A 5.00% 4/1/40	190,000	170,383

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/48	185,000	$162,473
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	765,293
6.00% 6/15/39	1,000,000	1,022,170
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	320,000	304,723
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,006,530
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,259,312
5.25% 5/1/37	1,000,000	1,012,450
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,364,500
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	289,823
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,024,270
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Health Partners Obligation Group project) 6.00% 12/1/17	525,000	526,801
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	999,930
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	537,405
Northfield Hospital & Skilled Nursing Revenue 5.375% 11/1/31	1,000,000	1,013,450
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,575,645
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	461,795
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29	400,000	403,548
Series A 6.00% 4/1/41	1,250,000	1,257,588

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	$1,043,830
Series A 7.375% 12/1/41	375,000	394,856
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	800,000	832,616
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	2,040,000	1,998,017
Series C 4.50% 11/15/38 •	1,000,000	1,151,610
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	402,427
5.00% 7/1/27	245,000	270,767
5.00% 7/1/28	225,000	246,425
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,124,334
Series A 6.25% 9/1/36	925,000	957,061
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	748,102
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,003,320
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,599,450
Series A 5.125% 5/1/30	3,125,000	3,382,094
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,830,000	4,069,758
Series C 5.50% 7/1/23	1,000,000	1,087,000
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,160,718
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	1,022,990
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project)
6.00% 11/15/25	1,000,000	1,032,950
6.00% 11/15/30	1,000,000	1,024,060

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	$787,248
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,503,021
Refunding Series A 5.15% 11/1/42	775,000	696,880
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	963,930
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,024,960
5.00% 6/1/35	1,000,000	1,004,640
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,730,611
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,000,000	950,200
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	264,602
Series A 5.75% 11/1/39	590,000	603,151
Series A 6.00% 5/1/47	920,000	951,105
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,534,050

		65,076,191

Housing Revenue Bonds – 8.52%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners project) 5.875% 3/1/31 (AMT)	1,000,000	936,230
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	1,945,000	1,947,062
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	900,000	900,459
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	460,000	460,644
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) ( FNMA) (AMT)	108,950	109,631
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,274,015

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	745,000	$748,740
Series I 4.85% 7/1/38 (AMT)	845,000	850,332
Series L 5.10% 7/1/38 (AMT)	1,270,000	1,336,700
Series M 4.875% 7/1/37 (AMT)	1,895,000	1,907,640
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Shelby Grotto Housing project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,450
Stillwater Multifamily Housing Revenue
(Orleans Homes project) 5.50% 2/1/42 (AMT)	750,000	659,130

		12,881,033

Lease Revenue Bonds – 3.89%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,913,240
Series A 5.00% 6/1/43	1,000,000	1,080,300
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,883,892

		5,877,432

Local General Obligation Bonds – 8.84%
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,073,470
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,036,730
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,198,063
Hopkins Independent School District No. 270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,099,236
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	517,195
Series C 5.00% 3/1/28	1,000,000	1,091,580
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,618,395
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,628,325
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	621,773
5.125% 12/1/24	205,000	207,932
5.25% 12/1/26	1,540,000	1,561,437

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	$1,699,170

		13,353,306

Pre-Refunded Bond – 0.84%§
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16	1,150,000	1,275,017

		1,275,017

Special Tax Revenue Bonds – 5.66%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,140,620
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,717,695
Series B 5.00% 12/15/24	1,000,000	1,140,620
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,186,052
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29 @	785,000	705,668
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	488,330
Minnesota 911 Revenue
(Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,131,730
St. Paul Port Authority
(Limited Tax Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,048,420

		8,559,135

State General Obligation Bonds – 1.64%
Minnesota
Series A 5.00% 10/1/24	1,000,000	1,179,820
(State Trunk Highway) Series E 5.00% 8/1/19	1,075,000	1,295,171

		2,474,991

Transportation Revenue Bonds – 3.85%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/21	1,000,000	1,175,181
5.00% 1/1/22	2,000,000	2,311,900
Series B 5.00% 1/1/29	2,130,000	2,337,398

		5,824,479

Total Municipal Bonds (cost $144,027,383)		147,724,003

(Unaudited)

	Number of Shares	Value (U.S. $)

Short-Term Investments – 0.78%

Money Market Instrument – 0.12%
Minnesota Municipal Cash Trust	185,848	$185,848

		185,848

	Principal amount°
Variable Rate Demand Note – 0.66%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.03% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

		1,000,000

Total Short-Term Investments (cost $1,185,848)		1,185,848

Total Value of Securities – 98.51% (cost $145,213,231)		$148,909,851

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $2,436,279, which represents 1.61% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association Collateral

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2014 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$554,419,353	$101,115,246	$147,724,003
Short-term investments, at value[2]	457,364	1,190,555	1,185,848
Cash	38,255	15,812	70,081
Dividends and interest receivable	7,735,042	1,134,602	2,054,954
Receivables for securities sold	255,565	—	123,485
Receivables for fund shares sold	147,373	17,498	382,350

Total assets	563,052,952	103,473,713	151,540,721

Liabilities:
Income distributions payable	331,485	51,572	91,697
Payable for fund shares redeemed	273,041	24,732	135,395
Other accrued expenses	13,658	37,964	47,959
Distribution fees payable to affiliates	130,446	20,556	46,528
Investment management fees payable	208,300	36,060	51,621
Other affiliates payable	22,934	4,343	6,654
Trustees’ fees and expenses payable	3,704	676	993

Total liabilities	983,568	175,903	380,847

Total Net Assets	$562,069,384	$103,297,810	$151,159,874

Net Assets Consist of:
Paid-in capital	$541,326,071	$99,183,297	$152,818,390
Undistributed (distributions in excess of) net investment income	(155,077)	2,515	10,941
Accumulated net realized loss on investments	(4,001,068)	(382,263)	(5,366,077)
Net unrealized appreciation of investments and derivatives	24,899,458	4,494,261	3,696,620

Total Net Assets	$562,069,384	$103,297,810	$151,159,874

[1] Investments, at cost	$529,519,895	$96,620,985	$144,027,383
[2] Short-term investments, at cost	457,364	1,190,555	1,185,848

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$520,662,728	$89,863,909	$119,087,584
Shares of beneficial interest outstanding, unlimited authorization, no par	42,133,512	8,068,509	11,238,413
Net asset value per share	$12.36	$11.14	$10.60
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.94	$11.46	$11.10

Class B:
Net assets	$805,376	$—	$894,086
Shares of beneficial interest outstanding, unlimited authorization, no par	65,119	—	84,254
Net asset value per share	$12.37	$—	$10.61

Class C:
Net assets	$40,423,279	$13,431,823	$31,176,113
Shares of beneficial interest outstanding, unlimited authorization, no par	3,260,702	1,203,420	2,936,364
Net asset value per share	$12.40	$11.16	$10.62

Institutional Class:
Net assets	$178,001	$2,078	$2,091
Shares of beneficial interest outstanding, unlimited authorization, no par	14,409	186.50	197.41
Net asset value per share	$12.35	$11.14	$10.59

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2014 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$12,913,992	$2,012,204	$3,625,775

Expenses:
Management fees	1,536,033	252,797	417,159
Distribution expenses - Class A	653,636	108,996	148,962
Distribution expenses - Class B	4,568	—	5,304
Distribution expenses - Class C	205,912	69,639	157,635
Dividend disbursing and transfer agent fees and expenses	213,558	42,525	64,508
Accounting and administration expenses	105,080	18,798	28,224
Legal fees	33,414	8,787	9,325
Reports and statements to shareholders	29,697	7,493	6,915
Registration fees	29,383	11,621	8,292
Audit and tax	16,967	16,967	16,968
Trustees’ fees and expenses	15,215	2,720	4,139
Custodian fees	6,912	1,343	2,259
Other	18,370	7,010	8,776

	2,868,745	548,696	878,466
Less expenses waived	(166,890)	(20,919)	(80,549)
Less waived distribution expenses - Class A	—	(43,598)	—
Less waived distribution expenses - Class B	(3,426)	—	(3,199)
Less expense paid indirectly	(102)	(19)	(32)

Total operating expenses	2,698,327	484,160	794,686

Net Investment Income	10,215,665	1,528,044	2,831,089

Net Realized and Unrealized Gain (Loss):
Net realized on:
Net realized loss on investments	(4,077,844)	(378,893)	(2,189,203)
Net change in unrealized appreciation (depreciation) of investments	23,891,966	3,275,155	7,197,467

Net Realized and Unrealized Gain	19,814,122	2,896,262	5,008,264

Net Increase in Net Assets Resulting from Operations	$30,029,787	$4,424,306	$7,839,353

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (decrease) in Net Assets from Operations:
Net investment income	$10,215,665	$21,461,636
Net realized gain (loss)	(4,077,844)	2,145,694
Net change in unrealized appreciation (depreciation)	23,891,966	(50,707,918)

Net increase (decrease) in net assets resulting from operations	30,029,787	(27,100,588)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,574,870)	(20,186,778)
Class B	(16,706)	(50,134)
Class C	(599,754)	(1,242,809)
Institutional Class	(329)	—

Net realized gain:
Class A	(1,519,482)	(3,872,930)
Class B	(2,735)	(13,102)
Class C	(120,598)	(297,920)

	(11,834,474)	(25,663,673)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,164,459	63,022,699
Class B	12	—
Class C	1,694,071	13,072,102
Institutional Class	177,024	—

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$9,309,761	$19,692,497
Class B	16,301	49,256
Class C	658,402	1,385,823
Institutional Class	12	—

	25,020,042	97,222,377

Cost of shares redeemed:
Class A	(59,194,825)	(70,545,571)
Class B	(383,650)	(900,873)
Class C	(6,228,396)	(8,894,656)

	(65,806,871)	(80,341,100)

Increase (decrease) in net assets derived from capital share transactions	(40,786,829)	16,881,277

Net Decrease in Net Assets	(22,591,516)	(35,882,984)

Net Assets:
Beginning of period	584,660,900	620,543,884

End of period	$562,069,384	$584,660,900

Distributions in excess of net investment income	$(155,077)	$(179,083)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,528,044	$3,191,167
Net realized gain (loss)	(378,893)	214,983
Net change in unrealized appreciation (depreciation)	3,275,155	(7,031,138)

Net increase (decrease) in net assets resulting from operations	4,424,306	(3,624,988)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,368,473)	(2,861,355)
Class B	—	(1,380)
Class C	(159,567)	(328,444)
Institutional Class	(11)	—

Net realized gain:
Class A	(78,152)	(129,475)
Class B	—	(165)
Class C	(12,741)	(21,049)

	(1,618,944)	(3,341,868)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,928,543	13,706,590
Class C	673,423	2,367,119
Institutional Class	2,033	—

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$1,316,641	$2,601,208
Class B1	—	1,545
Class C	163,157	321,602
Institutional Class	9	—

	10,083,806	18,998,064

Cost of shares redeemed:
Class A	(11,918,114)	(17,238,576)
Class B1	—	(127,300)
Class C	(2,321,496)	(3,386,183)

	(14,239,610)	(20,752,059)

Decrease in net assets derived from capital share transactions	(4,155,804)	(1,753,995)

Net Decrease in Net Assets	(1,350,442)	(8,720,851)

Net Assets:
Beginning of period	104,648,252	113,369,103

End of period	$103,297,810	$104,648,252

Undistributed net investment income	$2,515	$2,522

1Class B was fully liquidated on May 31, 2013.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,831,089	$5,797,360
Net realized gain (loss)	(2,189,203)	133,909
Net change in unrealized appreciation (depreciation)	7,197,467	(13,202,802)

Net increase (decrease) in net assets resulting from operations	7,839,353	(7,271,533)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,307,558)	(4,698,827)
Class B	(19,732)	(46,735)
Class C	(492,844)	(1,031,373)
Institutional Class	(14)	—

	(2,820,148)	(5,776,935)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,022,913	26,920,043
Class B	30	28,000
Class C	1,339,753	7,275,100
Institutional Class	2,031	—

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$1,893,460	$3,752,121
Class B	17,966	43,518
Class C	452,253	907,936
Institutional Class	12	—

	13,728,418	38,926,718

Cost of shares redeemed:
Class A	(17,997,275)	(24,054,167)
Class B	(489,557)	(556,617)
Class C	(4,803,101)	(5,642,646)

	(23,289,933)	(30,253,430)

Increase (decrease) in net assets derived from capital share transactions	(9,561,515)	8,673,288

Net Decrease in Net Assets	(4,542,310)	(4,375,180)

Net Assets:
Beginning of period	155,702,184	160,077,364

End of period	$151,159,874	$155,702,184

Undistributed net investment income	$10,941	$–

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.970	$13.030	$12.480	$12.730	$12.180	$12.120

0.221	0.445	0.487	0.492	0.484	0.474
0.425	(0.973)	0.660	(0.198)	0.550	0.107

0.646	(0.528)	1.147	0.294	1.034	0.581

(0.221)	(0.445)	(0.488)	(0.492)	(0.484)	(0.473)
(0.035)	(0.087)	(0.109)	(0.052)	—	(0.048)

(0.256)	(0.532)	(0.597)	(0.544)	(0.484)	(0.521)

$12.360	$11.970	$13.030	$12.480	$12.730	$12.180

5.45%	(4.24% )	9.41%	2.50%	8.66%	5.04%

$520,663	$540,533	$577,061	$538,170	$586,651	$559,393
0.90%	0.90%	0.90%	0.91%	0.93%	0.93%
0.96%	0.95%	0.92%	0.93%	0.93%	0.95%
3.67%	3.47%	3.81%	4.02%	3.89%	4.03%
3.61%	3.42%	3.79%	4.00%	3.89%	4.01%
5%	16%	16%	12%	20%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.980	$13.040	$12.490	$12.740	$12.190	$12.130

0.221	0.387	0.391	0.400	0.391	0.386
0.425	(0.973)	0.660	(0.197)	0.550	0.107

0.646	(0.586)	1.051	0.203	0.941	0.493

(0.221)	(0.387)	(0.392)	(0.401)	(0.391)	(0.385)
(0.035)	(0.087)	(0.109)	(0.052)	—	(0.048)

(0.256)	(0.474)	(0.501)	(0.453)	(0.391)	(0.433)

$12.370	$11.980	$13.040	$12.490	$12.740	$12.190

5.44%	(4.66% )	8.59%	1.74%	7.85%	4.26%

$805	$1,143	$2,115	$3,697	$7,234	$9,506
0.90%	1.39%	1.65%	1.66%	1.68%	1.68%
1.71%	1.70%	1.67%	1.68%	1.68%	1.70%
3.67%	2.98%	3.06%	3.27%	3.14%	3.28%
2.86%	2.67%	3.04%	3.25%	3.14%	3.26%
5%	16%	16%	12%	20%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.010	$13.070	$12.520	$12.780	$12.220	$12.160

0.177	0.350	0.392	0.401	0.392	0.386
0.424	(0.973)	0.660	(0.207)	0.560	0.107

0.601	(0.623)	1.052	0.194	0.952	0.493

(0.176)	(0.350)	(0.393)	(0.402)	(0.392)	(0.385)
(0.035)	(0.087)	(0.109)	(0.052)	—	(0.048)

(0.211)	(0.437)	(0.502)	(0.454)	(0.392)	(0.433)

$12.400	$12.010	$13.070	$12.520	$12.780	$12.220

5.04%	(4.93% )	8.58%	1.66%	7.91%	4.25%

$40,423	$42,985	$41,368	$34,425	$38,981	$34,174
1.65%	1.65%	1.65%	1.66%	1.68%	1.68%
1.71%	1.70%	1.67%	1.68%	1.68%	1.70%
2.92%	2.72%	3.06%	3.27%	3.14%	3.28%
2.86%	2.67%	3.04%	3.25%	3.14%	3.26%
5%	16%	16%	12%	20%	20%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$12.070

Income from investment operations:
Net investment income	0.096
Net realized and unrealized gain	0.279

Total from investment operations	0.376

Less dividends and distributions from:
Net investment income	(0.096)

Total dividends and distributions	(0.096)

Net asset value, end of period	$12.350

Total return[2]	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$178
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets prior to fees waived	0.71%
Ratio of net investment income to average net assets	3.95%
Ratio of net investment income to average net assets prior to fees waived	3.89%
Portfolio turnover	5%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.840	$11.530	$11.130	$11.290	$10.820	$10.720

0.171	0.330	0.355	0.375	0.376	0.384
0.310	(0.675)	0.400	(0.160)	0.469	0.100

0.481	(0.345)	0.755	0.215	0.845	0.484

(0.171)	(0.330)	(0.355)	(0.375)	(0.375)	(0.384)
(0.010)	(0.015)	—	—	—	—

(0.181)	(0.345)	(0.355)	(0.375)	(0.375)	(0.384)

$11.140	$10.840	$11.530	$11.130	$11.290	$10.820

4.47%	(3.09%)	6.88%	2.02%	7.96%	4.67%

$89,864	$90,110	$97,032	$87,924	$96,568	$78,021
0.84%	0.84%	0.84%	0.84%	0.82%	0.75%
0.98%	0.97%	0.94%	0.95%	0.96%	0.97%
3.14%	2.89%	3.12%	3.43%	3.42%	3.62%
3.00%	2.76%	3.02%	3.32%	3.28%	3.40%
6%	17%	21%	24%	22%	12%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.860	$11.560	$11.160	$11.320	$10.840	$10.740

0.125	0.233	0.259	0.283	0.283	0.295
0.310	(0.685)	0.400	(0.160)	0.479	0.100

0.435	(0.452)	0.659	0.123	0.762	0.395

(0.125)	(0.233)	(0.259)	(0.283)	(0.282)	(0.295)
(0.010)	(0.015)	—	—	—	—

(0.135)	(0.248)	(0.259)	(0.283)	(0.282)	(0.295)

$11.160	$10.860	$11.560	$11.160	$11.320	$10.840

4.03%	(3.99% )	5.96%	1.16%	7.14%	3.78%

$13,432	$14,538	$16,210	$13,949	$14,649	$11,276
1.69%	1.69%	1.69%	1.69%	1.67%	1.60%
1.73%	1.72%	1.69%	1.70%	1.71%	1.72%
2.29%	2.04%	2.27%	2.58%	2.57%	2.77%
2.25%	2.01%	2.27%	2.57%	2.53%	2.65%
6%	17%	21%	24%	22%	12%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$10.950

Income from investment operations:
Net investment income	0.077
Net realized and unrealized gain	0.190

Total from investment operations	0.267

Less dividends and distributions from:
Net investment income	(0.077)

Total dividends and distributions	(0.077)

Net asset value, end of period	$11.140

Total return[2]	2.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%
Ratio of net investment income to average net assets	3.29%
Ratio of net investment income to average net assets prior to fees waived	3.25%
Portfolio turnover	6%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.250	$11.080	$10.490	$10.710	$9.910	$10.000

0.201	0.399	0.420	0.430	0.415	0.422
0.349	(0.831)	0.596	(0.222)	0.798	(0.091)

0.550	(0.432)	1.016	0.208	1.213	0.331

(0.200)	(0.398)	(0.426)	(0.428)	(0.413)	(0.421)

(0.200)	(0.398)	(0.426)	(0.428)	(0.413)	(0.421)

$10.600	$10.250	$11.080	$10.490	$10.710	$9.910

5.41%	(4.06% )	9.86%	2.12%	12.46%	3.63%

$119,088	$121,232	$124,717	$108,830	$119,038	$107,951
0.89%	0.89%	0.89%	0.91%	0.93%	0.89%
1.00%	0.99%	0.97%	0.98%	0.98%	0.97%
3.89%	3.64%	3.89%	4.20%	4.02%	4.49%
3.78%	3.54%	3.81%	4.13%	3.97%	4.41%
7%	14%	13%	5%	11%	12%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.270	$11.090	$10.510	$10.720	$9.920	$10.010

0.193	0.318	0.340	0.354	0.338	0.352
0.340	(0.822)	0.586	(0.212)	0.798	(0.091)

0.533	(0.504)	0.926	0.142	1.136	0.261

(0.193)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

(0.193)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.610	$10.270	$11.090	$10.510	$10.720	$9.920

5.23%	(4.68% )	8.93%	1.46%	11.62%	2.86%

$894	$1,330	$1,928	$2,892	$4,130	$4,995
1.04%	1.64%	1.64%	1.66%	1.68%	1.64%
1.75%	1.74%	1.72%	1.73%	1.73%	1.72%
3.74%	2.89%	3.14%	3.45%	3.27%	3.74%
3.03%	2.79%	3.06%	3.38%	3.22%	3.66%
7%	14%	13%	5%	11%	12%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.270	$11.100	$10.510	$10.730	$9.930	$10.020

0.162	0.318	0.340	0.354	0.338	0.352
0.350	(0.832)	0.596	(0.222)	0.798	(0.091)

0.512	(0.514)	0.936	0.132	1.136	0.261

(0.162)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

(0.162)	(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.620	$10.270	$11.100	$10.510	$10.730	$9.930

5.01%	(4.77% )	9.03%	1.36%	11.61%	2.85%

$31,176	$33,140	$33,432	$26,718	$28,727	$24,740
1.64%	1.64%	1.64%	1.66%	1.68%	1.64%
1.75%	1.74%	1.72%	1.73%	1.73%	1.72%
3.14%	2.89%	3.14%	3.45%	3.27%	3.74%
3.03%	2.79%	3.06%	3.38%	3.22%	3.66%
7%	14%	13%	5%	11%	12%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$10.350

Income from investment operations:
Net investment income	0.091
Net realized and unrealized gain	0.239

Total from investment operations	0.330

Less dividends and distributions from:
Net investment income	(0.090)

Total dividends and distributions	(0.090)

Net asset value, end of period	$10.590

Total return[2]	3.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.64%
Ratio of expenses to average net assets prior to fees waived	0.75%
Ratio of net investment income to average net assets	4.18%
Ratio of net investment income to average net assets prior to fees waived	4.07%
Portfolio turnover	7%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 28, 2014 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were completely liquidated on May 31, 2013. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix pricing, which considers such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended Feb. 28, 2014.

Other – Expenses directly attributable to each Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six month ended Feb. 28, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2014, each Fund earned the following amount under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$102	$19	$32

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs,

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.* These expense waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Operating expense limitation as a percentage of average daily net assets (per annum)	0.65%	0.69%	0.64%

*The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2014, the Funds were charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,645	$2,443	$3,665

DSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend and disbursing and transfer agent fees and expenses. For the six months ended Feb. 28, 2014, the amount charged by DSC for each Fund was as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$62,312	$11,156	$16,735

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B and Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees from Sept. 1, 2013 through Feb. 28, 2014* to 0.15% of average daily net assets. DDLP has contracted to waive Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares’ 12b-1 fees from Sept. 1, 2013 through Feb. 28, 2014** to 0.25% of average daily net assets. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Funds. For the six months ended Feb. 28, 2014, each Fund was charged for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$8,621	$1,540	$2,308

For the six months ended Feb. 28, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,820	$2,399	$4,273

For the six months ended Feb. 28, 2014, DDLP received gross CDSC commissions on redemption of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class C	$1,350	$1,042	$2,209

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

*The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014.

**	The contractual waiver period was April 1, 2013 through Dec. 29, 2014 for Delaware Tax-Free Minnesota Fund and Oct. 1, 2013 through Dec. 29, 2014 for Delaware Minnesota High-Yield Municipal Bond Fund.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments

For the six months ended Feb. 28, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$26,984,983	$ 6,429,080	$10,815,819
Sales	68,179,552	11,042,572	21,428,443

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$529,977,259	$97,811,540	$145,213,231

Aggregate unrealized appreciation	$29,785,047	$ 5,071,671	$ 5,653,565
Aggregate unrealized depreciation	(4,885,589)	(577,410)	(1,956,945)

Net unrealized appreciation	$24,899,458	$ 4,494,261	$ 3,696,620

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

Year of Expiration	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
2017	$—	$—	$ 83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

The following tables summarize the valuation of the each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$554,419,353	$554,419,353
Short-Term Investments	457,364	—	457,364

Total	$457,364	$554,419,353	$554,876,717

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$101,115,246	$101,115,246
Short-Term Investments	140,555	1,050,000	1,190,555

Total	$140,555	$102,165,246	$102,305,801

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$147,724,003	$147,724,003
Short-Term Investments	185,848	1,000,000	1,185,848

Total	$185,848	$148,724,003	$148,909,851

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 and Level 2 investments represent the following percentages for each Fund:

	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Short-Term Investments
Level 1	11.80%	15.67%
Level 2	88.20%	84.33%

Total	100.00%	100.00%

During the six months ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months	Year	Six months	Year	Six months	Year
	ended	Ended	ended	Ended	ended	Ended
	2/28/14	8/31/13	2/28/14	8/31/13	2/28/14	8/31/13
Shares sold:
Class A	1,083,717	4,933,586	721,734	1,195,316	963,216	2,446,076
Class B*	1	—	—	—	3	2,511
Class C	138,562	1,005,884	61,195	205,682	127,836	654,674
Institutional Class	14,408	—	186	—	196	—

Shares issued upon reinvestment of dividends and distributions:
Class A	764,930	1,537,395	119,612	228,479	181,493	343,443
Class B*	1,339	3,832	—	139	1,720	3,969
Class C	53,922	107,825	14,793	28,169	43,263	82,979
Institutional Class	1	—	1	—	1	—

	2,056,880	7,588,522	917,521	1,657,785	1,317,728	3,533,652

Shares redeemed:
Class A	(4,878,679)	(5,605,922)	(1,085,289)	(1,524,093)	(1,731,695)	(2,221,602)
Class B*	(31,640)	(70,605)	—	(11,086)	(47,038)	(50,674)
Class C	(511,881)	(699,199)	(210,813)	(298,126)	(461,081)	(523,144)

	(5,422,200)	(6,375,726)	(1,296,102)	(1,833,305)	(2,239,814)	(2,795,420)

Net increase (decrease)	(3,365,320)	1,212,796	(378,581)	(175,520)	(922,086)	738,232

    * Delaware Tax-Free Minnesota Intermediate Fund’s Class B was fully liquidated on May 31, 2013.

For the six months ended Feb. 28, 2014 and the year ended Aug. 31, 2013, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six months ended 2/28/14			Year ended 8/31/13
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free Minnesota Fund	11,267	11,282	$136,455	32,546	32,612	$417,886

Delaware Minnesota High-Yield Municipal Bond Fund	14,545	14,597	151,255	9,252	9,271	101,850

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

5. Line of Credit (continued)

purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Funds had no amounts outstanding as of Feb. 28, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters – Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by each Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. Each Fund typically uses inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, that Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. Each Fund may also invest in inverse floaters to seek to add additional income or to adjust the Fund’s exposure to a specific segment of the yield curve. At Feb. 28, 2014, and during the period then ended, each Fund held no investments in inverse floaters.

7. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or U.S. territories, or regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations.

A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2014, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the schedules of investments.

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
11.50%	12.06%	8.31%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC. (S&P) and lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

7. Geographic, Credit, and Market Risks (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no Rule 144A securities held by the Funds. Illiquid securities have been identified on the schedules of investments.

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
International
		Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2014